Basis of Presentation and Summary of Significant Accounting Policies (Details) - Schedule of basic and diluted net income (loss) per share of ordinary share - USD ($)	3 Months Ended		8 Months Ended	9 Months Ended	11 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2021	Sep. 30, 2022	Dec. 31, 2021
Class A Ordinary Shares [Member]
Numerator:
Allocation of net loss					$ (7,042,556)
Denominator:
Basic and diluted weighted average ordinary shares outstanding					20,412,350
Basic and diluted net loss per ordinary share	$ (0.02)	$ (0.12)	$ (0.49)	$ 0.51	$ (0.35)
Class B Ordinary Shares [Member]
Numerator:
Allocation of net loss					$ (2,754,733)
Denominator:
Basic and diluted weighted average ordinary shares outstanding					7,984,399
Basic and diluted net loss per ordinary share	$ (0.02)	$ (0.12)	$ (0.49)	$ 0.51	$ (0.35)